Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 4,774,948	$ 4,559,024
Derivative financial instruments, undiscounted cash flows		31,656	53,580
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		97,413	81,919
Derivative financial instruments, undiscounted cash flows		4,847	780
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		171,097	414,398
Derivative financial instruments, undiscounted cash flows		948	1,407
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		386,687	282,303
Derivative financial instruments, undiscounted cash flows		17,332	23,874
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,687,103	2,425,924
Derivative financial instruments, undiscounted cash flows		8,210	26,302
Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,432,648	1,354,480
Derivative financial instruments, undiscounted cash flows		319	1,217
Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		19,725	15,892
Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		18,848	15,770
Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		877	122
Amounts due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		26	27
Amounts due to related parties | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		26	27
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	94,620	82,432
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	37,471	22,513
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	31,797	42,026
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	25,352	17,893
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	2,860	2,128
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,458	814
Other non-current liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	$ 1,402	$ 1,314
Loans | Floating interest rate
Financial Risk Management
Interest rate		6.41%	2.33%
Non-derivative financial liabilities, undiscounted cash flows		$ 3,668,956	$ 3,630,319
Loans | Floating interest rate | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		35,718	39,834
Loans | Floating interest rate | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		126,423	41,548
Loans | Floating interest rate | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		288,527	227,108
Loans | Floating interest rate | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,288,419	2,135,245
Loans | Floating interest rate | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		929,869	1,186,584
Bonds
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		579,505	444,402
Bonds | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,808	323,503
Bonds | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		26,819	5,082
Bonds | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		200,005	115,817
Bonds | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		350,873
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		409,256	383,824
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		5,350	3,775
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		10,192	7,199
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		45,989	32,220
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		197,221	174,048
Lease liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		150,504	166,582
Interest rate swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		37,602	55,100
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		4,711	605
Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows			1,138
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		18,398	23,877
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		14,174	28,263
Interest rate swaps | Later than five years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		319	1,217
Cross currency swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(8,556)	(2,467)
Cross currency swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(363)	(76)
Cross currency swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(2,229)	(430)
Cross currency swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(5,964)	(1,961)
Forward foreign exchange contracts
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		2,610	947
Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		136	175
Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		1,311	345
Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		$ 1,163	$ 427

[1]	Non-financial liabilities are excluded.